UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

Fidelity®

New York Municipal
Money Market
Fund

Annual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Actual	.18%	$ 1,000.00	$ 1,000.10	$ .90**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.23	$ .92**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for the Fidelity New York Municipal Money Market Fund would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.51 and $2.54, respectively.

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 1/31/13	% of fund's investments 7/31/12	% of fund's investments 1/31/12
1 - 7	69.4	78.5	72.8
8 - 30	9.8	6.6	6.8
31 - 60	6.7	5.2	2.7
61 - 90	1.0	3.7	2.2
91 - 180	7.9	2.6	11.2
> 180	5.2	3.4	4.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	1/31/13	7/31/12	1/31/12
Fidelity New York Municipal Money Market Fund	34 Days	23 Days	35 Days
New York Tax-Free Money Market Fund Average*	31 Days	26 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	1/31/13	7/31/12	1/31/12
Fidelity New York Municipal Money Market Fund	34 Days	23 Days	35 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of January 31, 2013	As of July 31, 2012
Variable Rate Demand Notes (VRDNs) 62.9%	Variable Rate Demand Notes (VRDNs) 62.4%
Other Municipal Debt 33.6%	Other Municipal Debt 27.6%
Investment Companies 3.1%	Investment Companies 9.1%
Net Other Assets (Liabilities) 0.4%	Net Other Assets (Liabilities) 0.9%

Current and Historical Seven-Day Yields
	1/31/13	10/31/12	7/31/12	4/30/12	1/30/12
Fidelity New York Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 31, 2013, the most recent period shown in the table, would have been -0.34%.

Annual Report

Investments January 31, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.9%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34% 2/7/13, VRDN (c)(e)	$ 3,200,000	$ 3,200,000
California - 0.0%
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	1,350,000	1,350,000
Florida - 0.0%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.14% 2/7/13, LOC Bank of America NA, VRDN (c)(e)	1,500,000	1,500,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.3% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)(e)	1,400,000	1,400,000
		2,900,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.12% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	7,350,000	7,350,000
Indiana - 0.0%
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.15% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,140,000	2,140,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.14% 2/7/13, VRDN (c)(e)	4,700,000	4,700,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.29% 2/7/13, VRDN (c)	1,300,000	1,300,000
0.31% 2/7/13, VRDN (c)	900,000	900,000
		6,900,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series Putters 4242, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	3,845,000	3,845,000
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MT 775, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	8,900,000	8,900,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.34% 2/7/13, VRDN (c)(e)	3,200,000	3,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.28% 2/7/13, VRDN (c)	$ 800,000	$ 800,000
Series 2012 A, 0.3% 2/7/13, VRDN (c)(e)	3,100,000	3,100,000
		3,900,000
New York - 54.9%
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.4% 2/7/13, LOC HSBC Bank USA, NA, VRDN (c)(e)	1,030,000	1,030,000
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.2% 2/7/13, LOC HSBC Bank USA, NA, VRDN (c)(e)	8,260,000	8,260,000
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series SOLAR 12 10, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,475,000	16,475,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	11,175,000	11,175,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.21% 2/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	65,400,000	65,400,000
Subseries 2001 3A, 0.09% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	32,980,000	32,980,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	30,400,000	30,400,000
New York City Gen. Oblig.:
Participating VRDN:
Series BA 08 1052, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,425,000	4,425,000
Series Putters 2949, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,170,000	14,170,000
Series Putters 2951, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,530,000	7,530,000
Series Putters 3118, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,180,000	5,180,000
Series Putters 3217, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,905,000	16,905,000
Series Putters 4144 Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,665,000	5,665,000
Series Putters 4237, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	3,565,000	3,565,000
Series ROC II R 14000X, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,300,000	1,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN: - continued
Series ROC II R 14045, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 6,350,000	$ 6,350,000
Series Solar 07 91, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,020,000	10,020,000
Series 1995 B8, 0.13% 2/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	31,300,000	31,300,000
Series 1995 F5, 0.13% 2/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	26,000,000	26,000,000
Series 2003 C2, 0.13% 2/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	6,000,000	6,000,000
Series 2004 A2, 0.14% 2/7/13, LOC Bank of America NA, VRDN (c)	47,400,000	47,400,000
Series 2004 A3, 0.09% 2/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	14,600,000	14,600,000
Series 2004 H6, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	32,325,000	32,325,000
Series 2004 H8, 0.09% 2/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	22,535,000	22,535,000
Series 2006 I3, 0.13% 2/1/13, LOC Bank of America NA, VRDN (c)	12,225,000	12,225,000
Series 2006 I7, 0.14% 2/7/13, LOC Bank of America NA, VRDN (c)	42,800,000	42,800,000
Series 2008 J7, 0.4% 2/7/13, LOC Landesbank Baden-Wuert, VRDN (c)	18,605,000	18,605,000
Series 2008 J8, 0.13% 2/1/13, LOC Landesbank Baden-Wuert, VRDN (c)	3,035,000	3,035,000
Series 2012 G3, 0.1% 2/7/13 (Liquidity Facility Citibank NA), VRDN (c)	8,850,000	8,850,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.12% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	23,665,000	23,665,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.14% 2/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	10,100,000	10,100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)(e)	5,430,000	5,430,000
(270 East Burnside Avenue Apts.) Series A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	6,400,000	6,400,000
(Aldus Street Apts. Proj.) Series A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	6,035,000	6,035,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.13% 2/7/13, LOC Citibank NA, VRDN (c)(e)	15,500,000	15,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Beekman Tower Proj.) Series 2008 A, 0.12% 2/7/13, LOC RBS Citizens NA, VRDN (c)	$ 73,200,000	$ 73,200,000
(Bruckner by the Bridge Proj.) Series 2008 A, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	7,225,000	7,225,000
(Cook Street Apts. Proj.) Series A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)(e)	4,680,000	4,680,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.11% 2/7/13, LOC Citibank NA, VRDN (c)	8,220,000	8,220,000
(First Avenue Dev. Proj.) Series 2002 A, 0.09% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.11% 2/7/13, LOC Citibank NA, VRDN (c)(e)	10,400,000	10,400,000
(Peter Cintron Apts. Proj.) Series C, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	3,700,000	3,700,000
(Related-Upper East Proj.) Series A, 0.18% 2/7/13, LOC Landesbank Baden-Wuert, VRDN (c)(e)	16,800,000	16,800,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	21,000,000	21,000,000
(Thessalonica Court Apts. Proj.) Series A, 0.11% 2/7/13, LOC Citibank NA, VRDN (c)(e)	4,700,000	4,700,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.11% 2/7/13, LOC Citibank NA, VRDN (c)(e)	5,765,000	5,765,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.09% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	18,000,000	18,000,000
Series 2005 A, 0.11% 2/7/13, LOC Citibank NA, VRDN (c)(e)	4,750,000	4,750,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	7,400,000	7,400,000
(Morris Avenue Apts. Proj.) Series A, 0.09% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	13,600,000	13,600,000
(West 43rd Street Proj.) Series 1999 A, 0.09% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	43,600,000	43,600,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	1,500,000	1,500,000
Series 2002 A, 0.09% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	24,700,000	24,700,000
Series 2009 A, 0.11% 2/7/13, LOC Freddie Mac, VRDN (c)	7,500,000	7,500,000
New York City Hsg. Dev. Corp. Residential Rev.:
(Montefiore Med. Ctr. Proj.) Series 1993 A, 0.09% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,800,000	6,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Residential Rev.: - continued
(Queens College Residences Proj.) Series 2009 A, 0.12% 2/7/13, LOC RBS Citizens NA, VRDN (c)	$ 14,370,000	$ 14,370,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.17% 2/7/13, LOC Bank of America NA, VRDN (c)	5,380,000	5,380,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.13% 2/7/13, LOC Lloyds TSB Bank PLC, VRDN (c)(e)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	20,500,000	20,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	2,988,000	2,988,000
Series BA 08 1206, 0.13% 2/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	11,000,000	11,000,000
Series EGL 06 74 Class A, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,000,000	13,000,000
Series EGL 7050083 Class A, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	28,015,000	28,015,000
Series Floaters 3129, 0.1% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	12,220,000	12,220,000
Series MS 3274 X, 0.1% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	8,665,000	8,665,000
Series MS 3310, 0.13% 2/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	8,905,000	8,905,000
Series MT 739, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	17,020,000	17,020,000
Series MT 740, 0.13% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	2,180,000	2,180,000
Series Putters 1289, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,580,000	1,580,000
Series Putters 2559, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,335,000	5,335,000
Series Putters 3223, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500,000	1,500,000
Series Putters 3384, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,875,000	1,875,000
Series Putters 3496Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,970,000	7,970,000
Series Putters 3497Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,025,000	13,025,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series putters 4077, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 14,100,000	$ 14,100,000
Series Putters 4103, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,150,000	5,150,000
Series Putters 806, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	16,555,000	16,555,000
Series ROC II R 11635, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,000,000	10,000,000
Series ROC II R 11916, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,500,000	1,500,000
Series ROC II R 11931, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,815,000	6,815,000
Series ROC II R 11966, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,000,000	10,000,000
Series WF 12 54C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	7,215,000	7,215,000
Series 2009 BB1, 0.12% 2/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	10,425,000	10,425,000
Series 2009 BB2, 0.14% 2/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	48,505,000	48,505,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 2012 B, 0.11% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,800,000	10,800,000
Series BA 08 3505, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,035,000	4,035,000
Series BC 11 8B, 0.11% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	9,300,000	9,300,000
Series Putters 3544, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,655,000	10,655,000
Series Putters 3545, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,860,000	5,860,000
Series ROC II R 11903, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,440,000	5,440,000
Series ROC II R 11971, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,065,000	7,065,000
Series ROC II R 11994, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,480,000	6,480,000
Series WF 11 133C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	9,235,000	9,235,000
Series WF 11-21C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 1999 A2, 0.09% 2/7/13 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (c)	$ 3,000,000	$ 3,000,000
Series 2001 B, 0.15% 2/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	15,300,000	15,300,000
Series 2003 1A, 0.13% 2/7/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	3,380,000	3,380,000
Series 2003 A2, 0.12% 2/4/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	117,000,000	117,000,000
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.12% 2/7/13, LOC Citibank NA, VRDN (c)	6,400,000	6,400,000
Participating VRDN:
Series Putters 3680, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000,000	5,000,000
Series ROC II R 11927, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,365,000	6,365,000
Series MS 3275, 0.13% 2/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	10,000,000	10,000,000
Series Putters 3239, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,075,000	5,075,000
Series Putters 3281Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,015,000	7,015,000
Series Putters 3518, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,240,000	11,240,000
Series Putters 3698 Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,465,000	5,465,000
Series Putters 3875, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,000,000	7,000,000
Series ROC II R 11984, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,000,000	5,000,000
Series WF 11 88C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,970,000	8,970,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.11% 2/7/13, LOC HSBC Bank USA, NA, VRDN (c)	2,310,000	2,310,000
(City Univ. Proj.) Series 2008 C, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	72,000,000	72,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(College of New Rochelle Proj.) Series 2008, 0.18% 2/7/13, LOC RBS Citizens NA, VRDN (c)	$ 18,300,000	$ 18,300,000
(Fordham Univ. Proj.) Series 2008 A2, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	2,350,000	2,350,000
(Pratt Institute Proj.) Series 2009 B, 0.1% 2/7/13, LOC TD Banknorth, NA, VRDN (c)	3,000,000	3,000,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.1% 2/7/13, LOC TD Banknorth, NA, VRDN (c)	9,825,000	9,825,000
Series 2006, 0.1% 2/7/13, LOC TD Banknorth, NA, VRDN (c)	6,575,000	6,575,000
(Univ. of Rochester Proj.) Series 2003 C, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,700,000	9,700,000
Participating VRDN:
ROC II R 11944, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,000,000	6,000,000
Series EGL 06 47 Class A, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,900,000	14,900,000
Series EGL 07 0066, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000,000	4,000,000
Series EGL 07 96, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,485,000	5,485,000
Series MT 791, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	9,125,000	9,125,000
Series Putters 1955, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,140,000	10,140,000
Series Putters 3382, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995,000	4,995,000
Series Putters 3383, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,995,000	14,995,000
Series Putters 3803, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000,000	6,000,000
Series ROC II R 11535, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,770,000	2,770,000
Series ROC II R 11722, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,370,000	7,370,000
Series ROC II R 11975, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,290,000	5,290,000
Series ROCS II R 11955, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,000,000	9,000,000
Series WF 11 116C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,935,000	3,935,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2012, 0.09% 2/7/13, LOC HSBC Bank USA, NA, VRDN (c)	$ 2,800,000	$ 2,800,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3376, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,450,000	4,450,000
Series ROC II R 11945, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,490,000	5,490,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	7,000,000	7,000,000
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	77,900,000	77,900,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	9,200,000	9,200,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	14,000,000	14,000,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.14% 2/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	26,000,000	26,000,000
Series 2002 A, 0.14% 2/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	18,655,000	18,655,000
Series 2004 A, 0.14% 2/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	12,500,000	12,500,000
(505 West 37th Street Proj.) Series 2009 A, 0.18% 2/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	17,700,000	17,700,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.09% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	5,000,000	5,000,000
Series 1999 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	21,000,000	21,000,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	30,500,000	30,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	58,500,000	58,500,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	13,000,000	13,000,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	12,000,000	12,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Clinton Green South Hsg. Proj.): - continued
Series 2006 A, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	$ 30,900,000	$ 30,900,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,600,000	6,600,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	8,650,000	8,650,000
(Helena Hsg. Proj.) Series 2003 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	33,000,000	33,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.09% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	21,800,000	21,800,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	32,470,000	32,470,000
(Saville Hsg. Proj.) Series 2002 A, 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.14% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	14,300,000	14,300,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.14% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	3,700,000	3,700,000
(Shore Hill Hsg. Proj.) Series 2008 A, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	10,750,000	10,750,000
(South Cove Plaza Proj.) Series A, 0.11% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	4,000,000	4,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	3,820,000	3,820,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	50,000,000	50,000,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	32,400,000	32,400,000
(Tribeca Park Proj.) Series 1997 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	62,300,000	62,300,000
(Union Square South Proj.) Series 1996 A, 0.09% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	41,550,000	41,550,000
Series 2002 A, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	3,500,000	3,500,000
Series 2007 A:
0.1% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	148,335,000	148,335,000
0.1% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	25,000,000	25,000,000
Series 2008 A:
0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)(e)	5,090,000	5,090,000
0.13% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	18,900,000	18,900,000
Series 2009 A, 0.11% 2/7/13, LOC Freddie Mac, VRDN (c)	20,500,000	20,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2009 B, 0.11% 2/7/13, LOC Freddie Mac, VRDN (c)	$ 23,400,000	$ 23,400,000
Series 2012 A, 0.1% 2/7/13, LOC Manufacturers & Traders Trust Co., VRDN (c)	10,000,000	10,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ROCS II R 12299, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	22,770,000	22,770,000
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,700,000	9,700,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.1% 2/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(e)	11,200,000	11,200,000
Series 2004 C3, 0.1% 2/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(e)	6,000,000	6,000,000
Series 2010 A, 0.09% 2/7/13, LOC Bank of Nova Scotia, VRDN (c)(e)	21,200,000	21,200,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,800,000	16,800,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	15,000,000	15,000,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN Series MT 698, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	18,705,000	18,705,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,280,000	5,280,000
New York Urban Dev. Corp. Rev.:
Participating VRDN Series Putters 2750, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,170,000	12,170,000
Series 2008 A1, 0.09% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	5,000,000	5,000,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.51% 2/7/13, LOC Citibank NA, VRDN (c)(e)	770,000	770,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN:
Series Putters 3357, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,260,000	3,260,000
Series Putters 4725, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	2,550,000	2,550,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series BC 12 10W, 0.11% 2/7/13 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	$ 5,000,000	$ 5,000,000
Series MS 3213, 0.13% 2/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	9,540,000	9,540,000
Series Putters 3330, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	36,730,000	36,730,000
Series Putters 3685, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000,000	2,000,000
Series ROC II R11934, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,450,000	9,450,000
Series 2005 B3, 0.14% 2/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	122,730,000	122,730,000
		3,046,423,000
New York & New Jersey - 6.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.15% 2/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	21,000,000	21,000,000
Series BA 07 1043, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	7,100,000	7,100,000
Series BA 08 1055, 0.15% 2/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	15,580,000	15,580,000
Series BA 08 1066, 0.19% 2/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,230,000	5,230,000
Series BA 08 1067, 0.15% 2/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	16,840,000	16,840,000
Series BA 08 1107, 0.15% 2/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	8,085,000	8,085,000
Series EGL 06 107 Class A, 0.15% 2/7/13 (Liquidity Facility Citibank NA) (c)(e)(f)	87,600,000	87,600,000
Series GS 08 31TP, 0.12% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(e)(f)	20,395,000	20,395,000
Series MS 3249, 0.13% 2/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	4,000,000	4,000,000
Series Putters 1546, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,430,000	12,430,000
Series Putters 2945, 0.15% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,665,000	1,665,000
Series Putters 3090, 0.15% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	8,885,000	8,885,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN: - continued
Series Putters 3114, 0.15% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	$ 15,790,000	$ 15,790,000
Series Putters 3115, 0.15% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,660,000	6,660,000
Series Putters 3523, 0.15% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,365,000	7,365,000
Series Putters 3862, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,500,000	5,500,000
Series Putters 3991 Z, 0.15% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,415,000	5,415,000
Series Putters 3994, 0.15% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,500,000	6,500,000
Series Putters 4001 Z, 0.15% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	985,000	985,000
Series putters 4202, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	8,515,000	8,515,000
Series Putters 4217, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	18,910,000	18,910,000
Series Putters 807, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,795,000	3,795,000
Series RBC O 18, 0.12% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,590,000	5,590,000
Series RBC O 19, 0.12% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	7,700,000	7,700,000
Series ROC II R 11715, 0.16% 2/7/13 (Liquidity Facility Citibank NA) (c)(e)(f)	11,250,000	11,250,000
Series ROC II R 11743, 0.15% 2/7/13 (Liquidity Facility Citibank NA) (c)(e)(f)	11,205,000	11,205,000
Series WF 08 2C, 0.15% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(e)(f)	8,710,000	8,710,000
Series 1991 2, 0.18% 3/4/13, VRDN (c)(e)(g)	6,400,000	6,400,000
		339,100,000
North Carolina - 0.4%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.15% 2/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	3,900,000	3,900,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.14% 2/7/13, LOC Bank of America NA, VRDN (c)(e)	15,000,000	15,000,000
0.14% 2/7/13, LOC Bank of America NA, VRDN (c)(e)	4,750,000	4,750,000
		23,650,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	$ 4,375,000	$ 4,375,000
Texas - 0.4%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.13% 2/7/13, LOC Bank of America NA, VRDN (c)(e)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.14% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)(e)	2,500,000	2,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.12% 2/7/13, LOC Fannie Mae, VRDN (c)(e)	3,500,000	3,500,000
North Texas Tollway Auth. Rev. Series 2011 A, 0.1% 2/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	1,350,000	1,350,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.13% 2/7/13 (Total SA Guaranteed), VRDN (c)	5,000,000	5,000,000
		22,350,000
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.13% 2/7/13, LOC Freddie Mac, VRDN (c)(e)	3,000,000	3,000,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1047, 0.15% 2/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,800,000	5,800,000
Series Merlots 06 B21, 0.15% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	3,035,000	3,035,000
		11,835,000
TOTAL VARIABLE RATE DEMAND NOTE		3,491,418,000
Other Municipal Debt - 33.6%

Connecticut - 0.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.38% tender 2/21/13, CP mode	1,000,000	1,000,000
Other Municipal Debt - continued
	Principal Amount	Value
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 2/12/13, CP mode	$ 2,000,000	$ 2,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.38% tender 2/21/13, CP mode (e)	7,500,000	7,500,000
		9,500,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B:
0.4% tender 2/20/13, CP mode	4,500,000	4,500,000
0.4% tender 3/6/13, CP mode	2,250,000	2,250,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.4% tender 3/1/13, CP mode	5,900,000	5,900,000
		12,650,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.38% tender 2/21/13, CP mode (e)	5,200,000	5,200,000
Series 1992 A, 0.45% tender 2/20/13, CP mode (e)	6,100,000	6,100,000
		11,300,000
New York - 30.4%
Albany Gen. Oblig. Bonds Series 2012 A, 2% 7/1/13	2,762,579	2,782,055
Bayport-Blue Point Union Free School District TAN 1.25% 6/27/13	8,500,000	8,533,638
Brewster Central School District BAN 1.5% 2/1/13	18,560,000	18,560,000
Cheektowaga Gen. Oblig. BAN 1% 7/18/13	12,740,000	12,780,628
Connetquot Central School District:
BAN Series 2012, 1.5% 9/4/13	6,100,000	6,143,333
TAN 1.5% 6/27/13	32,400,000	32,560,929
Deer Park Union Free School District TAN 1.5% 6/27/13	14,500,000	14,573,524
East Aurora Union Free School District BAN 1.5% 12/12/13	14,980,000	15,136,705
East Hampton Union Free School District TAN 1.25% 6/27/13	8,000,000	8,031,655
Elwood Union Free School District TAN 1.25% 6/21/13	13,500,000	13,551,271
Hampton Bays Union Free School District TAN 1.5% 6/20/13	11,700,000	11,751,997
Herricks Union Free School District:
BAN 1.5% 5/15/13	6,285,000	6,306,035
TAN 1.5% 6/21/13	7,300,000	7,334,944
Huntington Union Free School District TAN 1.25% 6/21/13	21,800,000	21,886,160
Kings Park Central School District TAN 1.25% 6/21/13	13,800,000	13,852,410
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Lindenhurst Unified Free School District TAN 1.25% 6/20/13	$ 19,400,000	$ 19,472,208
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1:
0.17% 3/8/13, LOC JPMorgan Chase Bank, CP	47,100,000	47,100,000
0.22% 2/8/13, LOC JPMorgan Chase Bank, CP	67,800,000	67,800,000
Longwood Central School District TAN 1.25% 6/27/13	25,900,000	26,000,498
Middle Country Century School District:
BAN Series 2012, 1.5% 8/15/13	1,500,000	1,508,695
TAN 1.5% 6/27/13	31,100,000	31,256,543
Mount Sinai Union Free School District TAN 1.25% 6/27/13	9,000,000	9,035,144
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.13%, tender 4/8/13, LOC Wells Fargo Bank NA (c)	13,730,000	13,730,000
Series 2009 D2, 0.15%, tender 4/29/13, LOC JPMorgan Chase Bank (c)	24,275,000	24,275,000
New York City Gen. Oblig. Bonds:
Series 2005 G, 5% 8/1/13	1,000,000	1,023,815
Series 2007 C, 5% 1/1/14	715,000	745,603
Series 2008 C, 5% 8/1/13	2,050,000	2,098,173
Series 2009 C, 5% 8/1/13	7,575,000	7,755,078
Series 2009 K, 5% 8/1/13	4,000,000	4,094,593
Series 2011 B:
2.5% 8/1/13	1,800,000	1,820,209
5% 8/1/13	3,225,000	3,300,988
Series 2012 F, 2.5% 8/1/13	11,600,000	11,730,867
Series 2013 E, 3% 8/1/13	15,900,000	16,122,146
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2010 BB, 5% 6/15/13	5,375,000	5,468,999
Series 1:
0.15% 2/8/13, CP	24,000,000	24,000,000
0.15% 2/8/13, CP	50,000,000	50,000,000
Series 6, 0.17% 2/28/13 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	20,400,000	20,400,000
Series 7, 0.15% 10/15/13, CP	55,800,000	55,800,000
Series 8:
0.15% 10/28/13, CP	41,500,000	41,500,000
0.15% 10/28/13, CP	14,300,000	14,300,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 1A, 3% 7/15/13	4,000,000	4,049,531
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2007 C1, 5% 11/1/13	1,670,000	1,729,671
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev. Bonds: - continued
Series 2011 D:
4% 2/1/13	$ 4,305,000	$ 4,305,000
5% 2/1/13	3,000,000	3,000,000
Series 2013 E, 4% 11/1/13	11,830,000	12,163,465
5% 11/1/13 (Escrowed to Maturity)	6,690,000	6,929,040
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds:
Series 2010:
4% 7/1/13	2,000,000	2,031,490
5% 7/1/13	4,900,000	4,996,689
Series 2012 A, 2% 7/1/13	6,980,000	7,030,844
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2008 C, 5% 3/15/13	1,085,000	1,091,236
Series 2010 A, 3% 2/15/13	1,885,000	1,887,016
Series 2010 E, 5% 2/15/13	5,865,000	5,875,674
New York Dorm. Auth. Revs.:
Bonds:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	3,535,000	3,614,741
Series A, 7.5% 5/15/13	5,875,000	5,994,018
Series 1998:
0.19% 2/6/13, CP	5,750,000	5,750,000
0.2% 3/4/13, CP	20,000,000	20,000,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Bonds Series 2008 A, 5% 12/15/13	2,200,000	2,291,359
New York Local Govt. Assistance Corp. Bonds:
Series 2007 A, 5% 4/1/13	4,400,000	4,434,032
Series 2008 C, 5% 4/1/13	3,000,000	3,023,179
Series 2010 A, 5% 4/1/13	3,440,000	3,466,528
Series 2010 B, 5% 4/1/13	2,725,000	2,746,111
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012 A, 2% 11/15/13	16,685,000	16,920,566
New York Metropolitan Trans. Auth. Rev.:
Series 2:
0.14% 4/4/13, LOC Royal Bank of Canada, CP	8,400,000	8,400,000
0.16% 2/7/13, LOC Citibank NA, CP	20,000,000	20,000,000
0.17% 3/12/13, LOC Royal Bank of Canada, CP	50,400,000	50,400,000
Series 2012 B, 0.15% 2/13/13, LOC Barclays Bank PLC, CP	92,600,000	92,600,000
Series 2012 D, 0.16% 2/14/13, LOC Citibank NA, CP	82,400,000	82,400,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2A:
0.19% 2/6/13, LOC TD Banknorth, NA, CP	$ 12,200,000	$ 12,200,000
0.21% 3/5/13, LOC TD Banknorth, NA, CP	11,000,000	11,000,000
0.21% 3/6/13, LOC TD Banknorth, NA, CP	12,250,000	12,250,000
0.21% 3/12/13, LOC TD Banknorth, NA, CP	10,000,000	10,000,000
Series 2C, 0.2% 3/7/13, LOC Royal Bank of Canada, CP	16,300,000	16,300,000
New York Pwr. Auth.:
Bonds:
0.2%, tender 3/1/13 (c)	4,500,000	4,500,000
0.2%, tender 3/1/13 (c)	48,900,000	48,900,000
Series 1:
0.12% 2/13/13, CP	9,638,000	9,638,000
0.13% 3/15/13, CP	28,684,000	28,684,000
0.14% 3/5/13, CP	2,303,000	2,303,000
0.15% 2/1/13, CP	21,900,000	21,900,000
0.17% 3/6/13, CP	8,515,000	8,515,000
0.17% 3/6/13, CP	3,000,000	3,000,000
0.17% 3/12/13, CP	20,200,000	20,200,000
0.17% 6/5/13, CP	10,000,000	10,000,000
0.18% 3/5/13, CP	8,600,000	8,600,000
0.2% 2/6/13, CP	7,300,000	7,300,000
0.2% 2/6/13, CP	4,380,000	4,380,000
0.2% 2/6/13, CP	6,000,000	6,000,000
0.2% 9/16/13, CP	26,852,000	26,852,000
0.21% 2/12/13, CP	2,277,000	2,277,000
0.21% 2/12/13, CP	4,863,000	4,863,000
0.21% 2/12/13, CP	9,000,000	9,000,000
Series 2:
0.14% 3/6/13, CP	1,000,000	1,000,000
0.15% 2/15/13, CP	13,400,000	13,400,000
0.15% 2/21/13, CP	11,170,000	11,170,000
0.15% 3/4/13, CP	22,685,000	22,685,000
0.17% 2/6/13, CP	13,115,000	13,115,000
0.19% 2/6/13, CP	3,335,000	3,335,000
0.2% 2/19/13, CP	9,306,000	9,306,000
0.21% 3/19/13, CP	9,059,000	9,059,000
Series 2012, 0.2% 2/5/13, CP	12,500,000	12,500,000
New York State Envir. Facilities Corp. Rev. Bonds Series 2012 E, 2% 5/15/13	2,600,000	2,613,065
New York State Gen. Oblig. Bonds:
Series 2008 A, 4% 3/1/13	3,500,000	3,510,191
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York State Gen. Oblig. Bonds: - continued
Series 2009 A, 5% 2/15/13	$ 1,500,000	$ 1,502,739
Series 2009 C, 3% 2/1/13	22,285,000	22,285,000
Series 2011 C, 5% 9/1/13	5,000,000	5,140,462
Series WF 11 39C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,000,000	4,000,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/13	9,900,000	9,976,991
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2009 A, 4% 3/15/13	5,000,000	5,022,909
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds:
Series 2004 B, 5.25% 4/1/13	300,000	302,430
Series 2008 A, 4% 4/1/13	1,450,000	1,458,902
Series 2010 A, 5% 4/1/13	4,500,000	4,534,880
New York Urban Dev. Corp. Rev. Bonds:
Series 2010 A1, 5% 1/1/14	8,265,000	8,620,812
Series 2010 A2, 5% 1/1/14	2,780,000	2,899,275
Series 2010 B, 5% 1/1/14	3,770,000	3,932,825
Series 2011 A, 5% 3/15/13	2,400,000	2,413,278
Oceanside Union Free School District TAN 1% 6/20/13	14,800,000	14,842,694
Riverhead Central School District TAN 1.25% 6/27/13	16,200,000	16,266,086
Rochester Gen. Oblig. Bonds:
Series 2013 II, 3% 2/1/14 (b)	5,725,000	5,874,766
Series I, 1% 8/15/13	1,200,000	1,204,544
Rocky Point Union Free School District TAN 1.25% 6/27/13	5,000,000	5,018,142
Shoreham-Wading River Central School District TAN 1.25% 6/27/13	6,500,000	6,519,992
Smithtown Central School District TAN 2.5% 6/28/13	32,500,000	32,797,011
Southampton Gen. Oblig. BAN 0.5% 4/18/13	6,105,000	6,105,966
Syosset Central School District TAN 2.5% 6/21/13	10,100,000	10,189,001
Tarrytown Gen. Oblig. BAN 2% 10/18/13	7,304,910	7,395,368
Three Village Central School District TAN 1.5% 6/27/13	15,300,000	15,378,346
Tobacco Settlement Fing. Corp. Bonds Series 2011, 4% 6/1/13	7,000,000	7,084,305
West Babylon Union Free School District TAN 1.25% 6/28/13	14,500,000	14,559,021
Westhampton Beach Union Free School District TAN 1% 6/27/13	8,900,000	8,927,709
		1,685,862,743
Other Municipal Debt - continued
	Principal Amount	Value
New York & New Jersey - 2.6%
Port Auth. of New York & New Jersey:
Series 2012 A:
0.19% 2/6/13, CP (e)	$ 21,750,000	$ 21,750,000
0.19% 4/4/13, CP (e)	3,445,000	3,445,000
0.2% 2/12/13, CP (e)	15,950,000	15,950,000
0.2% 2/20/13, CP (e)	12,020,000	12,020,000
0.21% 2/25/13, CP (e)	18,515,000	18,515,000
0.21% 3/14/13, CP (e)	9,740,000	9,740,000
0.21% 3/20/13, CP (e)	14,725,000	14,725,000
0.21% 3/26/13, CP (e)	17,430,000	17,430,000
Series 2012 B:
0.17% 2/1/13, CP	5,695,000	5,695,000
0.19% 3/6/13, CP	12,508,000	12,508,000
Series 2012, 0.19% 5/2/13, CP (e)	13,970,000	13,970,000
		145,748,000
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.75% tender 2/13/13, CP mode (e)	600,000	600,000
TOTAL OTHER MUNICIPAL DEBT		1,866,660,743
Investment Company - 3.1%

Fidelity Municipal Cash Central Fund, 0.13% (d)	169,808,000	169,808,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,527,886,743)		5,527,886,743
NET OTHER ASSETS (LIABILITIES) - 0.4%		20,677,003
NET ASSETS - 100%		$ 5,548,563,746
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,400,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 4,000,000
Port Auth. of New York & New Jersey Series 1991 2, 0.18% 3/4/13, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 356,002
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,358,078,743)	$ 5,358,078,743
Fidelity Central Funds (cost $169,808,000)	169,808,000
Total Investments (cost $5,527,886,743)		$ 5,527,886,743
Cash		744,874
Receivable for investments sold		15,100,321
Receivable for fund shares sold		67,885,287
Interest receivable		6,306,384
Distributions receivable from Fidelity Central Funds		11,423
Prepaid expenses		9,663
Other receivables		24,266
Total assets		5,617,968,961

Liabilities
Payable for investments purchased Regular delivery	$ 2,572,207
Delayed delivery	5,874,766
Payable for fund shares redeemed	59,149,046
Distributions payable	1,555
Accrued management fee	585,448
Other affiliated payables	1,177,998
Other payables and accrued expenses	44,195
Total liabilities		69,405,215

Net Assets		$ 5,548,563,746
Net Assets consist of:
Paid in capital		$ 5,548,565,459
Distributions in excess of net investment income		(1,713)
Net Assets, for 5,544,732,770 shares outstanding		$ 5,548,563,746
Net Asset Value, offering price and redemption price per share ($5,548,563,746 ÷ 5,544,732,770 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2013

Investment Income
Interest		$ 10,242,916
Income from Fidelity Central Funds		356,002
Total income		10,598,918

Expenses
Management fee	$ 18,738,921
Transfer agent fees	6,271,056
Accounting fees and expenses	439,437
Custodian fees and expenses	66,286
Independent trustees' compensation	18,396
Registration fees	52,898
Audit	41,480
Legal	25,135
Miscellaneous	31,976
Total expenses before reductions	25,685,585
Expense reductions	(15,601,088)	10,084,497
Net investment income (loss)		514,421
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	512,255
Capital gain distributions from Fidelity Central Funds	3,573
Total net realized gain (loss)		515,828
Net increase in net assets resulting from operations		$ 1,030,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2013	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 514,421	$ 486,144
Net realized gain (loss)	515,828	59,039
Net increase in net assets resulting from operations	1,030,249	545,183
Distributions to shareholders from net investment income	(514,179)	(489,213)
Distributions to shareholders from net realized gain	(206,809)	-
Total distributions	(720,988)	(489,213)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	13,975,491,655	14,426,687,934
Reinvestment of distributions	705,496	483,794
Cost of shares redeemed	(13,574,186,956)	(14,102,838,033)
Net increase (decrease) in net assets and shares resulting from share transactions	402,010,195	324,333,695
Total increase (decrease) in net assets	402,319,456	324,389,665

Net Assets
Beginning of period	5,146,244,290	4,821,854,625
End of period (including distributions in excess of net investment income of $1,713 and undistributed net investment income of $0, respectively)	$ 5,548,563,746	$ 5,146,244,290

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.001	.015
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.001	.015
Distributions from net investment income	- D	- D	- D	(.001)	(.015)
Distributions from net realized gain	- D	-	- D	-	- D
Total distributions	- D	- D	- D	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.09%	1.49%
Ratios to Average Net Assets B,C
Expenses before reductions	.50%	.50%	.50%	.54%	.52%
Expenses net of fee waivers, if any	.20%	.21%	.32%	.46%	.52%
Expenses net of all reductions	.20%	.21%	.32%	.46%	.47%
Net investment income (loss)	.01%	.01%	.01%	.09%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,548,564	$ 5,146,244	$ 4,821,855	$ 5,083,640	$ 5,942,829

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2013

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of January 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 5,527,886,743

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	January 31, 2013	January 31, 2012
Tax-exempt Income	$ 514,179	$ 489,213
Long-term Capital Gains	206,809	-
Total	$ 720,988	$ 489,213

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $15,575,024.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $13,339, $12,709 and $16, respectively.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Money Market Fund as of January 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (66)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (46)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (45)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 29.40% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2013, $400,354, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 38% means that 62% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and above the median of its ASPG for 2011.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer Street, Boston, MA 02210
www.fidelity.com

NFS-UANN-0313
1.853332.105

Fidelity®

New York AMT
Tax-Free Money Market Fund -

Fidelity New York AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Annual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® New York AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
New York AMT Tax-Free Money Market	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97**
Institutional Class	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97
Service Class	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
New York AMT Tax-Free Money Market	.30%
Actual		$ 1.51
HypotheticalA		$ 1.53
Service Class	.45%
Actual		$ 2.26
HypotheticalA		$ 2.29

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 1/31/13	% of fund's investments 7/31/12	% of fund's investments 1/31/12
1 - 7	62.8	79.9	63.6
8 - 30	13.0	6.9	8.7
31 - 60	5.9	2.8	2.8
61 - 90	1.0	2.8	7.5
91 - 180	9.4	1.8	10.8
> 180	7.9	5.8	6.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	1/31/13	7/31/12	1/31/12
Fidelity New York AMT Tax-Free Money Market Fund	41 Days	26 Days	41 Days
New York Tax-Free Money Market Fund Average*	31 Days	26 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	1/31/13	7/31/12	1/31/12
Fidelity New York AMT Tax-Free Money Market Fund	41 Days	26 Days	41 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of January 31, 2013	As of July 31, 2012
Variable Rate Demand Notes (VRDNs) 55.8%	Variable Rate Demand Notes (VRDNs) 58.3%
Other Municipal Debt 42.5%	Other Municipal Debt 36.1%
Investment Companies 1.8%	Investment Companies 5.7%
Net Other Assets (Liabilities)** (0.1)%	Net Other Assets (Liabilities)** (0.1)%

** Net other assets (liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	1/31/13	10/31/12	7/31/12	04/30/12	1/30/12
Fidelity New York AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.04%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 31, 2013, the most recent period shown in the table, would have been -0.14% for New York AMT Tax-Free Money Market Class, -0.09% for the Institutional Class and -0.33% for the Service Class.

Annual Report

Investments January 31, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 55.8%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.14% 2/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 1,000,000	$ 1,000,000
Georgia - 0.2%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Putters 3755, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.29% 2/7/13, VRDN (a)	1,200,000	1,200,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.28% 2/7/13, VRDN (a)	2,700,000	2,700,000
New York - 49.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.16% 2/7/13, LOC Bank of America NA, VRDN (a)	1,715,000	1,715,000
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series SOLAR 12 10, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,900,000	3,900,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.21% 2/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	15,800,000	15,800,000
Subseries 2001 2B, 0.13% 2/1/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	26,060,000	26,060,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.11% 2/7/13, LOC Bank of America NA, VRDN (a)	6,400,000	6,400,000
New York City Gen. Oblig.:
Participating VRDN:
Series BA 08 1052, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (a)(d)	12,895,000	12,895,000
Series BA 08 1131, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (a)(d)	2,215,000	2,215,000
Series Putters 2951, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,460,000	4,460,000
Series Putters 3118, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,185,000	5,185,000
Series Putters 3282, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,650,000	6,650,000
Series Putters 3793, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series Putters 4075, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,800,000	1,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN: - continued
Series ROC II R 14045, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (a)(d)	$ 1,200,000	$ 1,200,000
Series 2003 C2, 0.13% 2/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	5,560,000	5,560,000
Series 2004 A2, 0.14% 2/7/13, LOC Bank of America NA, VRDN (a)	11,300,000	11,300,000
Series 2004 A3, 0.09% 2/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	6,900,000	6,900,000
Series 2004 H6, 0.11% 2/7/13, LOC Bank of America NA, VRDN (a)	3,910,000	3,910,000
Series 2006 I7, 0.14% 2/7/13, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
Series 2008 J6, 0.13% 2/1/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,005,000	2,005,000
Series 2008 J7, 0.4% 2/7/13, LOC Landesbank Baden-Wuert, VRDN (a)	4,800,000	4,800,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 0.14% 2/7/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,390,000	2,390,000
(Beekman Tower Proj.) Series 2008 A, 0.12% 2/7/13, LOC RBS Citizens NA, VRDN (a)	8,300,000	8,300,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.1% 2/7/13, LOC Freddie Mac, VRDN (a)	1,600,000	1,600,000
(Two Gold Street Proj.) Series 2006 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (a)	9,800,000	9,800,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.12% 2/7/13, LOC RBS Citizens NA, VRDN (a)	19,000,000	19,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.17% 2/7/13, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (a)(d)	3,012,000	3,012,000
Series MS 3262 X, 0.13% 2/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,600,000	7,600,000
Series MT 739, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (a)(d)	2,400,000	2,400,000
Series Putters 1289, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	830,000	830,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series Putters 3223, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 8,330,000	$ 8,330,000
Series Putters 3384, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,870,000	1,870,000
Series putters 4077, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,780,000	2,780,000
Series Putters 806, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (a)(d)	3,900,000	3,900,000
Series ROC II R 11916, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (a)(d)	3,550,000	3,550,000
Series 2009 BB1, 0.12% 2/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1190, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (a)(d)	5,610,000	5,610,000
Series BC 11 6B, 0.11% 2/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,250,000	8,250,000
Series BC 11 7B, 0.11% 2/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series Putters 3857, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series Putters 3868, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Series Putters 4043, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,200,000	3,200,000
Series WF 11 133C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	1,000,000	1,000,000
Series 2001 B, 0.15% 2/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	10,400,000	10,400,000
Series 2003 A2, 0.12% 2/4/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	4,900,000	4,900,000
Series C, 0.13% 2/1/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	3,400,000	3,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,445,000	1,445,000
Series WF 11 88C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	1,385,000	1,385,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.11% 2/7/13, LOC HSBC Bank USA, NA, VRDN (a)	$ 2,465,000	$ 2,465,000
(College of New Rochelle Proj.) Series 2008, 0.18% 2/7/13, LOC RBS Citizens NA, VRDN (a)	15,900,000	15,900,000
(Culinary Institute of America Proj.) Series 2004 D, 0.1% 2/7/13, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
(The Culinary Institute of America Proj.) Series 2006, 0.1% 2/7/13, LOC TD Banknorth, NA, VRDN (a)	1,400,000	1,400,000
Participating VRDN:
Series EGL 06 47 Class A, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (a)(d)	37,905,000	37,905,000
Series MT 791, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (a)(d)	925,000	925,000
Series ROC II R 11722, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (a)(d)	9,535,000	9,535,000
Series WF 11 116C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,000,000	7,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BC 12 9 W, 0.11% 2/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,100,000	4,100,000
Series Putters 3376, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.11% 2/7/13, LOC Bank of America NA, VRDN (a)	12,100,000	12,100,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (a)	2,325,000	2,325,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.12% 2/7/13, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.12% 2/7/13, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
(505 West 37th Street Proj.) Series 2009 A, 0.18% 2/7/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
(Clinton Park Hsg. Proj.) Series 2010 A, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (a)	24,600,000	24,600,000
Series 2009 A:
0.1% 2/7/13, LOC Fannie Mae, VRDN (a)	11,000,000	11,000,000
0.11% 2/7/13, LOC Freddie Mac, VRDN (a)	4,700,000	4,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,800,000	$ 1,800,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	14,420,000	14,420,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.1% 2/7/13, LOC TD Banknorth, NA, VRDN (a)	13,985,000	13,985,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,265,000	3,265,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.13% 2/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,975,000	6,975,000
Series Putters 3685, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,605,000	5,605,000
Series 2005 B3, 0.14% 2/7/13 (Liquidity Facility Bank of America NA), VRDN (a)	54,535,000	54,535,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (a)	5,300,000	5,300,000
		527,932,000
New York & New Jersey - 3.2%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (a)(d)	7,075,000	7,075,000
Series MS 3266, 0.1% 2/7/13 (Liquidity Facility Cr. Suisse) (a)(d)	5,075,000	5,075,000
Series ROC II R 11439, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Series 1997 2, 0.15% 3/4/13, VRDN (a)(e)	1,500,000	1,500,000
Series 2008 2, 0.15% 2/7/13, VRDN (a)	13,810,000	13,810,000
		34,660,000
North Carolina - 0.7%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.15% 2/7/13, LOC Cr. Industriel et Commercial, VRDN (a)	7,250,000	7,250,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - 1.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.3% 2/7/13, VRDN (a)	$ 5,000,000	$ 5,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.15% 2/7/13, LOC RBS Citizens NA, VRDN (a)	10,600,000	10,600,000
		15,600,000
Texas - 0.8%
North Texas Tollway Auth. Rev. Series 2011 A, 0.1% 2/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	3,000,000	3,000,000
Northside Independent School District Participating VRDN Series Putters 4246, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	5,270,000	5,270,000
		8,270,000
TOTAL VARIABLE RATE DEMAND NOTE		601,112,000
Other Municipal Debt - 42.5%

Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 2/12/13, CP mode	2,700,000	2,700,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.4% tender 3/6/13, CP mode	5,100,000	5,100,000
New York - 40.2%
Bayport-Blue Point Union Free School District TAN 1.25% 6/27/13	2,000,000	2,007,915
Brewster Central School District BAN 1.5% 2/1/13	4,800,000	4,800,000
Connetquot Central School District:
BAN Series 2012, 1.5% 9/4/13	1,400,000	1,409,945
TAN 1.5% 6/27/13	7,600,000	7,637,749
Deer Park Union Free School District TAN 1.5% 6/27/13	3,500,000	3,517,747
East Aurora Union Free School District BAN 1.5% 12/12/13	3,300,000	3,334,521
Hampton Bays Union Free School District TAN 1.5% 6/20/13	2,800,000	2,812,444
Herricks Union Free School District TAN 1.5% 6/21/13	1,700,000	1,708,138
Huntington Union Free School District TAN 1.25% 6/21/13	5,200,000	5,220,552
Kings Park Central School District TAN 1.25% 6/21/13	3,200,000	3,212,153
Lindenhurst Unified Free School District TAN 1.25% 6/20/13	4,600,000	4,617,121
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1:
0.17% 3/8/13, LOC JPMorgan Chase Bank, CP	11,900,000	11,900,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1: - continued
0.22% 2/8/13, LOC JPMorgan Chase Bank, CP	$ 22,200,000	$ 22,200,000
Longwood Central School District TAN 1.25% 6/27/13	6,100,000	6,123,669
Massapequa Union Free School District TAN 1.25% 6/20/13	6,500,000	6,524,139
Middle Country Century School District:
BAN Series 2012, 1.5% 8/15/13	375,000	377,174
TAN 1.5% 6/27/13	7,400,000	7,437,248
Nassau County Interim Fin. Auth. Bonds Series 2009 A, 5% 11/15/13	1,000,000	1,037,213
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.13%, tender 4/8/13, LOC Wells Fargo Bank NA (a)	3,100,000	3,100,000
Series 2009 D2, 0.15%, tender 4/29/13, LOC JPMorgan Chase Bank (a)	5,900,000	5,900,000
New York City Gen. Oblig. Bonds:
Series 2005 G, 4% 8/1/13	800,000	814,455
Series 2005 O, 5% 8/1/13	1,295,000	1,325,135
Series 2009 C:
3% 8/1/13	1,150,000	1,165,451
3% 8/1/13 (Escrowed to Maturity)	600,000	608,061
Series 2009 K, 5% 8/1/13	1,000,000	1,023,648
Series 2009, 3% 8/1/13	1,055,000	1,069,832
Series 2012 F, 2.5% 8/1/13	2,800,000	2,831,589
Series 2013 E, 3% 8/1/13	3,485,000	3,533,691
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.15% 2/8/13, CP	1,000,000	1,000,000
Series 6, 0.17% 2/28/13 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	4,600,000	4,600,000
Series 7, 0.15% 10/15/13, CP	10,700,000	10,700,000
Series 8, 0.15% 10/28/13, CP	10,800,000	10,800,000
New York City Transitional Fin. Auth. Rev. Bonds Series 2011 D, 5% 2/1/13	2,000,000	2,000,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds:
Series 2010, 5% 7/1/13	1,100,000	1,121,706
Series 2012 A, 2% 7/1/13	1,600,000	1,611,655
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 8/15/13	1,540,000	1,579,382
New York Envir. Facilities Corp. State Personal Income Tax Rev. Bonds Series 2009 A, 3.5% 12/15/13	2,500,000	2,571,303
New York Local Govt. Assistance Corp. Bonds:
Series 2008 C, 5% 4/1/13	2,695,000	2,715,870
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Local Govt. Assistance Corp. Bonds: - continued
Series 2010 B, 5% 4/1/13	$ 1,000,000	$ 1,007,778
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012 A, 2% 11/15/13	3,700,000	3,752,238
New York Metropolitan Trans. Auth. Rev.:
Series 2:
0.14% 4/4/13, LOC Royal Bank of Canada, CP	1,600,000	1,600,000
0.17% 3/12/13, LOC Royal Bank of Canada, CP	11,700,000	11,700,000
Series 2012 B, 0.15% 2/13/13, LOC Barclays Bank PLC, CP	21,490,000	21,490,000
Series 2012 D, 0.16% 2/14/13, LOC Citibank NA, CP	43,600,000	43,600,000
Series 2A, 0.19% 2/6/13, LOC TD Banknorth, NA, CP	2,800,000	2,800,000
Series 2C, 0.2% 3/7/13, LOC Royal Bank of Canada, CP	3,700,000	3,700,000
New York Pwr. Auth.:
Bonds 0.2%, tender 3/1/13 (a)	12,605,000	12,605,000
Series 1:
0.12% 2/13/13, CP	10,000,000	10,000,000
0.12% 2/13/13, CP	1,900,000	1,900,000
0.13% 3/15/13, CP	3,575,000	3,575,000
0.15% 2/1/13, CP	6,914,000	6,914,000
0.17% 3/6/13, CP	3,193,000	3,193,000
0.17% 3/12/13, CP	4,800,000	4,800,000
0.18% 3/5/13, CP	1,400,000	1,400,000
0.2% 2/6/13, CP	1,700,000	1,700,000
0.2% 2/6/13, CP	1,000,000	1,000,000
0.2% 9/16/13, CP	31,336,000	31,336,000
Series 2:
0.15% 2/15/13, CP	14,295,000	14,295,000
0.15% 3/4/13, CP	1,920,000	1,920,000
0.17% 2/6/13, CP	3,015,000	3,015,000
0.18% 2/6/13, CP	3,335,000	3,335,000
0.19% 2/6/13, CP	300,000	300,000
0.2% 2/19/13, CP	1,270,000	1,270,000
Series 2012, 0.2% 2/5/13, CP	19,722,000	19,722,000
New York State Envir. Facilities Corp. Rev. Bonds:
Series 2012 B, 2% 2/15/13	1,360,000	1,360,941
Series 2012 E, 1% 11/15/13	1,495,000	1,503,910
New York State Gen. Oblig. Bonds:
Series 2009 C, 3% 2/1/13	4,800,000	4,800,000
Series 2011 A, 5% 2/15/13	3,000,000	3,005,485
Series WF 11 39C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,900,000	4,900,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/13	$ 1,855,000	$ 1,869,447
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 A, 3% 3/15/13	1,000,000	1,003,227
New York Urban Dev. Corp. Rev. Bonds:
Series 2009 A1, 5% 12/15/13	1,400,000	1,457,254
Series 2010 A2, 5% 1/1/14	800,000	833,940
Oceanside Union Free School District TAN 1% 6/20/13	3,700,000	3,710,674
Riverhead Central School District TAN 1.25% 6/27/13	3,800,000	3,815,502
Sag Hbr. Union Free School District TAN 1.25% 6/20/13	10,000,000	10,035,048
Shoreham-Wading River Central School District TAN 1.25% 6/27/13	1,500,000	1,504,613
Smithtown Central School District TAN 2.5% 6/28/13	7,500,000	7,568,541
Syosset Central School District TAN 2.5% 6/21/13	2,400,000	2,421,149
Tarrytown Gen. Oblig. BAN 2% 10/18/13	1,700,000	1,721,051
Three Village Central School District TAN 1.5% 6/27/13	3,700,000	3,718,946
Tobacco Settlement Fing. Corp. Bonds Series 2011:
2% 6/1/13	6,000,000	6,032,978
4% 6/1/13	2,125,000	2,150,202
Westhampton Beach Union Free School District TAN 1% 6/27/13	2,100,000	2,106,538
		433,398,968
New York & New Jersey - 1.5%
Port Auth. of New York & New Jersey Series 2012 B:
0.17% 4/1/13, CP	2,084,000	2,084,000
0.19% 2/6/13, CP	8,100,000	8,100,000
0.19% 3/6/13, CP	3,502,500	3,502,500
0.2% 3/13/13, CP	2,665,000	2,665,000
		16,351,500
TOTAL OTHER MUNICIPAL DEBT		457,550,468
Investment Company - 1.8%
	Shares	Value
Fidelity Tax-Free Cash Central Fund, 0.11% (b)(c)	19,861,000	$ 19,861,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,078,523,468)		1,078,523,468
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(560,214)
NET ASSETS - 100%		$ 1,077,963,254
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	3/31/11	$ 4,900,000
Port Auth. of New York & New Jersey Series 1997 2, 0.15% 3/4/13, VRDN	1/3/13	$ 1,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 55,124
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,058,662,468)	$ 1,058,662,468
Fidelity Central Funds (cost $19,861,000)	19,861,000
Total Investments (cost $1,078,523,468)		$ 1,078,523,468
Cash		765,532
Receivable for fund shares sold		261,071
Interest receivable		1,392,986
Distributions receivable from Fidelity Central Funds		355
Receivable from investment adviser for expense reductions		27,176
Other receivables		1,890
Total assets		1,080,972,478

Liabilities
Payable for investments purchased	$ 1,325,674
Payable for fund shares redeemed	1,334,847
Distributions payable	1,259
Accrued management fee	163,851
Transfer agent fee payable	183,204
Other affiliated payables	389
Total liabilities		3,009,224

Net Assets		$ 1,077,963,254
Net Assets consist of:
Paid in capital		$ 1,077,914,277
Accumulated undistributed net realized gain (loss) on investments		48,977
Net Assets		$ 1,077,963,254

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

January 31, 2013

New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($384,954,796 ÷ 384,364,931 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($691,244,991 ÷ 690,446,349 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($1,763,467 ÷ 1,761,400 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2013

Investment Income
Interest		$ 2,475,736
Income from Fidelity Central Funds		55,124
Total income		2,530,860

Expenses
Management fee	$ 2,432,928
Transfer agent fees	820,377
Distribution and service plan fees	3,371
Independent trustees' compensation	4,521
Total expenses before reductions	3,261,197
Expense reductions	(880,202)	2,380,995
Net investment income (loss)		149,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		128,787
Net increase in net assets resulting from operations		$ 278,652

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2013	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 149,865	$ 421,794
Net realized gain (loss)	128,787	112,550
Net increase in net assets resulting from operations	278,652	534,344
Distributions to shareholders from net investment income	(152,126)	(421,698)
Distributions to shareholders from net realized gain	(103,611)	(68,491)
Total distributions	(255,737)	(490,189)
Share transactions - net increase (decrease)	(256,143,632)	(340,670,293)
Total increase (decrease) in net assets	(256,120,717)	(340,626,138)

Net Assets
Beginning of period	1,334,083,971	1,674,710,109
End of period	$ 1,077,963,254	$ 1,334,083,971

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York AMT Tax-Free Money Market

Years ended January 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.002	.016
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.002	.016
Distributions from net investment income	- D	- D	- D	(.002)	(.016)
Distributions from net realized gain D	-	-	-	-	-
Total distributions	- D	- D	- D	(.002)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.02%	.02%	.16%	1.65%
Ratios to Average Net Assets B, C
Expenses before reductions	.30%	.30%	.30%	.34%	.32%
Expenses net of fee waivers, if any	.20%	.20%	.29%	.33%	.32%
Expenses net of all reductions	.20%	.20%	.29%	.33%	.27%
Net investment income (loss)	.01%	.01%	.01%	.17%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,955	$ 461,901	$ 537,828	$ 727,667	$ 1,077,634

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.001	.002	.017
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.001	.002	.017
Distributions from net investment income	- D	- D	(.001)	(.002)	(.017)
Distributions from net realized gain D	-	-	-	-	-
Total distributions	- D	- D	(.001)	(.002)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.04%	.11%	.25%	1.75%
Ratios to Average Net Assets B, C
Expenses before reductions	.25%	.25%	.25%	.29%	.27%
Expenses net of fee waivers, if any	.19%	.18%	.20%	.23%	.21%
Expenses net of all reductions	.19%	.18%	.20%	.23%	.17%
Net investment income (loss)	.01%	.04%	.11%	.26%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 691,245	$ 870,920	$ 1,133,818	$ 1,408,276	$ 1,775,558

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended January 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.001	.015
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.001	.015
Distributions from net investment income	- D	- D	- D	(.001)	(.015)
Distributions from net realized gain D	-	-	-	-	-
Total distributions	- D	- D	- D	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.02%	.01%	.08%	1.50%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.50%	.54%	.51%
Expenses net of fee waivers, if any	.19%	.20%	.29%	.43%	.46%
Expenses net of all reductions	.19%	.20%	.29%	.42%	.42%
Net investment income (loss)	.01%	.01%	.01%	.07%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,763	$ 1,263	$ 3,064	$ 5,823	$ 13,192

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2013

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of January 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 1,078,523,468

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 49,361

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	January 31, 2013	January 31, 2012
Tax-exempt Income	$ 152,126	$ 421,698
Long-term Capital Gains	103,611	68,491
Total	$ 255,737	$ 490,189

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, FMR pays class level expenses for New York AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 3,371	$ 38

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
New York AMT Tax-Free Money Market	$ 421,778.10
Institutional Class	397,924.05
Service Class	675.05
	$ 820,377

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $398,635 and $735, respectively.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Fund Name
New York AMT Tax-Free Money Market	$ 430,400
Institutional Class	44,501
Service Class	3,380

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,551.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2013	2012
From net investment income
New York AMT Tax-Free Money Market	$ 42,209	$ 48,214
Institutional Class	109,784	373,366
Service Class	133	118
Total	$ 152,126	$ 421,698
From net realized gain
New York AMT Tax-Free Money Market	$ 35,847	$ 22,315
Institutional Class	67,588	46,120
Service Class	176	56
Total	$ 103,611	$ 68,491

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended January 31,	2013	2012
New York AMT Tax-Free Money Market Shares sold	74,655,143	126,473,741
Reinvestment of distributions	68,979	65,473
Shares redeemed	(151,673,396)	(202,487,353)
Net increase (decrease)	(76,949,274)	(75,948,139)
Institutional Class Shares sold	172,381,764	247,220,983
Reinvestment of distributions	149,513	357,338
Shares redeemed	(352,224,707)	(510,501,284)
Net increase (decrease)	(179,693,430)	(262,922,963)
Service Class Shares sold	7,821,730	18,406,513
Reinvestment of distributions	308	174
Shares redeemed	(7,322,966)	(20,205,878)
Net increase (decrease)	499,072	(1,799,191)

Annual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York AMT Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York AMT Tax-Free Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York AMT Tax-Free Money Market Fund as of January 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity New York AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (66)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (46)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (45)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2013, $107,425, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Service Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Service Class show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York AMT Tax-Free Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for all the periods shown. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective April 1, 2007) that (i) lowered the fund's management fee from 0.43% to 0.20%, and (ii) provides that FMR will pay all "fund-level" expenses out of the management fee, with certain limited exceptions. (Transfer agent fees and 12b-1 fees, if applicable, currently are the only "class-level" expenses.) The Board considered that the chart reflects the fund's lower management fee for 2007 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 0.20%, (ii) limit the total expenses, with certain exceptions, of the retail class to 0.35%, and (iii) limit the total expenses, with certain exceptions, of Institutional Class and Service Class to 0.20% and 0.45%, respectively. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (ii), the shareholders of the applicable class.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management and Research
(U.K.) Inc.

Fidelity Management and Research
(Hong Kong) Limited

Fidelity Management and Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer Street, Boston, MA 02210
www.fidelity.com

NYS-UANN-0313
1.789256.111

Item 2. Code of Ethics

As of the end of the period, January 31, 2013, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (the "Funds"):

Services Billed by Deloitte Entities

January 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$24,000	$-	$4,700	$500
Fidelity New York Municipal Money Market Fund	$24,000	$-	$4,700	$1,100

January 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$23,000	$-	$4,600	$500
Fidelity New York Municipal Money Market Fund	$23,000	$-	$4,600	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2013A	January 31, 2012A
Audit-Related Fees	$910,000	$612,000
Tax Fees	$-	$-
All Other Fees	$735,000	$635,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	January 31, 2013 A	January 31, 2012 A
Deloitte Entities	$1,680,000	$1,355,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 27, 2013